FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Credit Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [abstract]
Financial assets at amortised cost	$ 132,379	$ 131,955
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	4,556	4,446
Trade Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	75,323	66,689
Other Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	3,561	1,223
Due from Related Parties [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	108	1,755
Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	$ 48,831	$ 57,842